Commitments and Contingencies - Additional information (Details) $ in Millions	Dec. 31, 2019 USD ($)
Colossus Minerals Inc [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Estimated Severance claims	$ 6